STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidation Basis
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners		$ (4,911,656)
Net contributions (withdrawals) by The Prudential Insurance Company of America		4,911,656
NET ASSETS
Beginning of year		79,446,160
End of year	$ 79,446,160	85,892,497
CHANGES IN NET ASSETS IN LIQUIDATION:
Change in net realizable value of the investment in The Prudential Variable Contract Real Property Partnership		6,446,337
CHANGES IN NET ASSETS IN LIQUIDATION		6,446,337
Going Concern Basis
OPERATIONS
Net investment income	240,769		$ 1,584,326	$ 2,046,411
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(813,954)		(9,151,806)	(11,069)
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	180,236		(5,510,754)	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(392,949)		(13,078,234)	2,035,342
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(1,158,602)		(2,487,822)	(3,439,649)
Net contributions (withdrawals) by The Prudential Insurance Company of America	1,265,918		2,980,568	3,977,480
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	107,316		492,746	537,831
TOTAL INCREASE (DECREASE) IN NET ASSETS	(285,633)		(12,585,488)	2,573,173
NET ASSETS
Beginning of year	82,993,691	$ 82,708,058	95,579,179	93,006,006
End of year	$ 82,708,058		$ 82,993,691	$ 95,579,179